Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tweedy, Browne Fund Inc.
Entity Central Index Key	0000896975
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000003511 [Member]
Shareholder Report [Line Items]
Fund Name	VALUE FUND
Class Name	VALUE FUND
Trading Symbol	TWEBX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Tweedy, Browne Value Fund (“Fund”) for the period of April 1, 2024 to September 30, 2024 as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tweedyfunds.com. You can also request this information by contacting us at 1-800-432-4789.
Additional Information Phone Number	1-800-432-4789
Additional Information Website	www.tweedyfunds.com
Expenses [Text Block]
What Were the Fund Expenses for the Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
VALUE FUND (TWEBX)	$70	1.38%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]
MANAGEMENTS’ DISCUSSION OF FUND PERFORMANCE
Market Overview
Global equity markets continued to surge ahead over the last six months, particularly in the U.S., driven by continued enthusiasm regarding all things “AI” related and buoyed by better-than-expected economic data in many parts of the world, including declines in inflation and interest rates in Europe and China’s more recent adoption of fiscal and monetary stimulus packages.
What Impacted Performance During the Period?
In this continued risk-on environment, the Tweedy, Browne Value Fund made financial progress but underperformed its benchmark index. For the six months ending September 30, 2024, the Fund produced a return of 1.95% versus 9.16% for the MSCI World Index in USD.
The Fund’s North American equity holdings contributed to returns during the period, while returns in Europe and Japan were somewhat dampened by geopolitical risks and concerns around the economic impact of a resurgent Japanese yen. The Fund’s considerable weight in European equities, particularly its French equities, was a drag on returns, as were the Fund’s smaller capitalization holdings.
The Fund’s healthcare, materials, financials, and communication services holdings led returns, while its utilities, consumer discretionary, energy, and information technology holdings, together with a number of its industrial holdings, produced disappointing results. In terms of its industry segments, the Fund’s health care providers, diversified financial services, pharmaceutical stocks, its bank, interactive media, and chemical holdings were net contributors to returns, while its insurance, gas utility, technology hardware, industrial conglomerate, and household durables holdings disappointed.
The Fund’s foreign currency hedging policy also detracted from returns as the US dollar weakened against most major currencies during the period, causing declines in the value of most forward hedging contracts.
Top Equity Performance Contributors
Contributors included Berkshire Hathaway, Fresenius SE & Co, Roche Holding, Alphabet, Kemira, United Overseas Bank, Winpak, Vertex Pharmaceuticals, Uni-President China Holdings, and Teleperformance.
Top Equity Performance Detractors
Detractors included SCOR SE, Rubis SCA, Samsung Electronics, Alten SA, Husqvarna AB, TotalEnergies, Heineken, Ubisoft, Autoliv, and Aalberts NV.

Performance Past Does Not Indicate Future [Text]	The preceding performance data represents past performance and is not a guarantee of future results.
Line Graph [Table Text Block]
How Has the Fund Historically Performed?
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 years of the Fund. It assumes a $10,000 initial investment at the beginning of the first year in an appropriate, broad-based securities market index for the same period.
The Fund has changed its comparative broad-based securities market index from MSCI World Index (Hedged to U.S.$) to the MSCI World Index (in U.S.$) in order to comply with new regulatory requirements regarding the presentation of comparative index performance.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	6 MONTH	1 YEAR	5 YEARS	10 YEARS
VALUE FUND (TWEBX)	1.95%	15.01%	6.85%	5.53%
MSCI World Index (in U.S.$)	9.16%	32.43%	13.04%	10.07%
MSCI World 100% Hedged to U.S.$ Index	8.26%	31.45%	13.95%	11.37%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
The Fund has changed its comparative broad-based securities market index from MSCI World Index (Hedged to U.S.$) to the MSCI World Index (in U.S.$) in order to comply with new regulatory requirements regarding the presentation of comparative index performance.

Updated Performance Information Location [Text Block]	Please visit www.tweedyfunds.com to obtain performance data that is current to the most recent month end.
Net Assets	$ 450,429,319
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 2,837,166
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$450,429,319
Total number of portfolio holdings	88
Total advisory fee paid	$2,837,166
Portfolio turnover rate as of the end of the reporting period	10%

Holdings [Text Block]
What Did the Fund Invest In?
(as of September 30, 2024)
TOP TEN HOLDINGS[1]
Berkshire Hathaway, Inc.	6.8%
Safran SA	3.8%
TotalEnergies SE	3.4%
Alphabet, Inc.	3.2%
Roche Holding AG	3.2%
Wells Fargo & Co.	2.8%
Nestlé SA	2.6%
FMC Corp.	2.5%
Johnson & Johnson	2.3%
Teleperformance SE	2.2%
SECTOR ALLOCATION
COUNTRY ALLOCATION
[1] Excludes short-term investments.
[2] Includes cash, Treasury Bills, and money market funds.
[3] Includes Belgium, Canada, Chile, Finland, Hong Kong, Mexico and Philippines.

Largest Holdings [Text Block]
TOP TEN HOLDINGS[1]
Berkshire Hathaway, Inc.	6.8%
Safran SA	3.8%
TotalEnergies SE	3.4%
Alphabet, Inc.	3.2%
Roche Holding AG	3.2%
Wells Fargo & Co.	2.8%
Nestlé SA	2.6%
FMC Corp.	2.5%
Johnson & Johnson	2.3%
Teleperformance SE	2.2%
[1] Excludes short-term investments.

Material Fund Change [Text Block]	Material Fund Changes There have been no material changes to the Fund since April 1, 2024.
C000003512 [Member]
Shareholder Report [Line Items]
Fund Name	INTERNATIONAL VALUE FUND
Class Name	INTERNATIONAL VALUE FUND
Trading Symbol	TBGVX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Tweedy, Browne International Value Fund (“Fund”) for the period of April 1, 2024 to September 30, 2024 as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tweedyfunds.com. You can also request this information by contacting us at 1-800-432-4789.
Additional Information Phone Number	1-800-432-4789
Additional Information Website	www.tweedyfunds.com
Expenses [Text Block]
What Were the Fund Expenses for the Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
INTERNATIONAL VALUE FUND (TBGVX)	$71	1.39%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]
MANAGEMENTS’ DISCUSSION OF FUND PERFORMANCE
Market Overview
International equity markets continued to advance over the last six months, buoyed by better-than-expected economic data in many parts of the world, including declines in inflation and interest rates in Europe and China’s recent adoption of fiscal and monetary stimulus packages.
What Impacted Performance During the Period?
In this continued risk-on environment, the Tweedy, Browne International Value Fund made financial progress but underperformed its benchmark index. For the six months ending September 30, 2024, the Fund produced a return of 2.92% versus 6.81% for the MSCI EAFE Index in USD.
The Fund’s North American equity holdings contributed to returns during the period, while returns in Europe and Japan were somewhat dampened by geopolitical risks and concerns around the economic impact of a resurgent Japanese yen. The Fund’s considerable weight in European equities was a particular drag on returns.
The Fund’s materials, healthcare, financial, and communication services holdings led returns, while its consumer staples holdings, together with a number of its consumer discretionary and industrial holdings, produced disappointing results, as did its small and medium capitalization holdings. In terms of its industry segments, the Fund’s bank, chemical, interactive media, and pharmaceutical stocks were net contributors to returns, while its food and beverage, machinery, and auto-related holdings disappointed.
The Fund’s foreign currency hedging policy also detracted from returns as the US dollar weakened against most major currencies during the period, causing declines in the value of most forward hedging contracts.
Top Equity Performance Contributors
Contributors included Fresenius SE & Co, Roche Holding, United Overseas Bank, Alphabet, Berkshire Hathaway, Tencent, Kemira, Novartis, National Bank of Canada, and SOL SpA.
Top Equity Performance Detractors
Detractors included SCOR SE, Nestlé, Diageo, BAE Systems, Rubis, Samsung Electronics, Husqvarna, TotalEnergies, Heineken Holding, and Alten.

Performance Past Does Not Indicate Future [Text]	The preceding performance data represents past performance and is not a guarantee of future results.
Line Graph [Table Text Block]
How Has the Fund Historically Performed?
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 years of the Fund. It assumes a $10,000 initial investment at the beginning of the first year in an appropriate, broad-based securities market index for the same period.
The Fund has changed its comparative broad-based securities market index from MSCI EAFE Index (Hedged to U.S.$) to the MSCI EAFE Index (in U.S.$) in order to comply with new regulatory requirements regarding the presentation of comparative index performance.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	6 MONTH	1 YEAR	5 YEARS	10 YEARS
INTERNATIONAL VALUE FUND (TBGVX)	2.92%	14.48%	5.85%	4.97%
MSCI EAFE Index (in U.S.$)	6.81%	24.77%	8.20%	5.71%
MSCI EAFE Index (Hedged to U.S.$)	3.20%	20.88%	11.06%	9.14%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
The Fund has changed its comparative broad-based securities market index from MSCI EAFE Index (Hedged to U.S.$) to the MSCI EAFE Index (in U.S.$) in order to comply with new regulatory requirements regarding the presentation of comparative index performance.

Updated Performance Information Location [Text Block]	Please visit www.tweedyfunds.com to obtain performance data that is current to the most recent month end.
Net Assets	$ 5,656,343,621
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 36,409,905
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$5,656,343,621
Total number of portfolio holdings	96
Total advisory fee paid	$36,409,905
Portfolio turnover rate as of the end of the reporting period	10%

Holdings [Text Block]
What Did the Fund Invest In?
(as of September 30, 2024)
TOP TEN HOLDINGS[1]
Berkshire Hathaway, Inc.	4.1%
Safran SA	3.9%
TotalEnergies SE	3.8%
Alphabet, Inc.	3.8%
BAE Systems plc	3.7%
Nestlé SA	3.4%
Roche Holding AG	3.3%
United Overseas Bank, Ltd.	3.2%
SOL SpA	3.1%
Heineken Holding NV	2.9%
SECTOR ALLOCATION
COUNTRY ALLOCATION
[1] Excludes short-term investments.
[2] Includes cash, Treasury Bills, and money market funds.
[3] Includes Belgium, Chile, Croatia, Czech Republic, Finland, Hong Kong, Mexico and Philippines.

Largest Holdings [Text Block]
TOP TEN HOLDINGS[1]
Berkshire Hathaway, Inc.	4.1%
Safran SA	3.9%
TotalEnergies SE	3.8%
Alphabet, Inc.	3.8%
BAE Systems plc	3.7%
Nestlé SA	3.4%
Roche Holding AG	3.3%
United Overseas Bank, Ltd.	3.2%
SOL SpA	3.1%
Heineken Holding NV	2.9%
[1] Excludes short-term investments.

Material Fund Change [Text Block]	Material Fund Changes There have been no material changes to the Fund since April 1, 2024.
C000050916 [Member]
Shareholder Report [Line Items]
Fund Name	WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND
Class Name	WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND
Trading Symbol	TBHDX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Tweedy, Browne Worldwide High Dividend Yield Value Fund (“Fund”) for the period of April 1, 2024 to September 30, 2024 as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tweedyfunds.com. You can also request this information by contacting us at 1-800-432-4789.
Additional Information Phone Number	1-800-432-4789
Additional Information Website	www.tweedyfunds.com
Expenses [Text Block]
What Were the Fund Expenses for the Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND (TBHDX)	$72	1.39%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]
MANAGEMENTS’ DISCUSSION OF FUND PERFORMANCE
Market Overview
Global equity markets continued to surge ahead over the last six months, particularly in the U.S., driven by continued enthusiasm regarding all things “AI” related and buoyed by better-than-expected economic data in many parts of the world, including declines in inflation and interest rates in Europe and China’s more recent adoption of fiscal and monetary stimulus packages.
What Impacted Performance During the Period?
In this continued risk-on environment, the Tweedy, Browne Worldwide High Dividend Yield Value Fund made financial progress but underperformed its benchmark index. For the six months ending September 30, 2024, the Fund produced a return of 5.38% versus 9.16% for the MSCI World Index in USD.
The Fund’s North American equity holdings contributed to returns during the period, while returns in Europe and Japan were somewhat dampened by geopolitical risks and concerns around the economic impact of a resurgent Japanese yen. The Fund’s considerable weight in European equities, particularly its French equities, was a drag on returns, as were the Fund’s smaller capitalization holdings.
The Fund’s healthcare, materials, financials, and real estate holdings led returns, while its utility, consumer staples, and consumer discretionary holdings, together with a number of its industrial holdings, produced disappointing results. In terms of its industry segments, the Fund’s chemical, bank, healthcare services, pharmaceuticals, and distributor holdings were net contributors to returns, while its gas utility, beverage, machinery, aerospace & defense, and household durables holdings disappointed.
Top Equity Performance Contributors
Contributors included Kemira, Fresenius SE & Co, Roche Holding, Uni-President China Holdings, Progressive, United Overseas Bank, Kuraray, Inchcape, Novartis, and DBS Group.
Top Equity Performance Detractors
Detractors included SCOR SE, Rubis SCA, Diageo, Nestlé, BAE Systems, GSK PLC, Aalberts, Husqvarna, Sumitomo Heavy, and Autoliv.

Performance Past Does Not Indicate Future [Text]	The preceding performance data represents past performance and is not a guarantee of future results.
Line Graph [Table Text Block]
How Has the Fund Historically Performed?
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 years of the Fund. It assumes a $10,000 initial investment at the beginning of the first year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	6 MONTH	1 YEAR	5 YEARS	10 YEARS
WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND (TBHDX)	5.38%	20.13%	4.64%	4.26%
MSCI World Index (in U.S.$)	9.16%	32.43%	13.04%	10.07%
MSCI World High Dividend Yield Index (in U.S.$)	8.59%	22.60%	8.12%	6.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	Please visit www.tweedyfunds.com to obtain performance data that is current to the most recent month end.
Net Assets	$ 68,496,412
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 374,111
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$68,496,412
Total number of portfolio holdings	59
Total advisory fee paid	$374,111
Portfolio turnover rate as of the end of the reporting period	3%

Holdings [Text Block]
What Did the Fund Invest In?
(as of September 30, 2024)
TOP TEN HOLDINGS[1]
Nestlé SA	4.2%
Kemira Oyj	3.5%
BAE Systems plc	3.5%
Diageo plc	3.4%
Roche Holding AG	3.1%
Johnson & Johnson	3.0%
Safran SA	3.0%
Fresenius SE & Co., KGaA	2.8%
Novartis AG	2.7%
FMC Corp.	2.6%
SECTOR ALLOCATION
COUNTRY ALLOCATION
[1] Excludes short-term investments.
[2] Includes cash and money market funds.
[3] Includes Belgium and Netherlands.

Largest Holdings [Text Block]
TOP TEN HOLDINGS[1]
Nestlé SA	4.2%
Kemira Oyj	3.5%
BAE Systems plc	3.5%
Diageo plc	3.4%
Roche Holding AG	3.1%
Johnson & Johnson	3.0%
Safran SA	3.0%
Fresenius SE & Co., KGaA	2.8%
Novartis AG	2.7%
FMC Corp.	2.6%
[1] Excludes short-term investments.

Material Fund Change [Text Block]	Material Fund Changes There have been no material changes to the Fund since April 1, 2024.
C000080766 [Member]
Shareholder Report [Line Items]
Fund Name	INTERNATIONAL VALUE FUND II -CURRENCY UNHEDGED
Class Name	INTERNATIONAL VALUE FUND II -CURRENCY UNHEDGED
Trading Symbol	TBCUX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Tweedy, Browne International Value Fund II - Currency Unhedged (“Fund”) for the period of April 1, 2024 to September 30, 2024 as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tweedyfunds.com. You can also request this information by contacting us at 1-800-432-4789.
Additional Information Phone Number	1-800-432-4789
Additional Information Website	www.tweedyfunds.com
Expenses [Text Block]
What Were the Fund Expenses for the Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
INTERNATIONAL VALUE FUND II - CURRENCY UNHEDGED (TBCUX)	$72	1.40%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]
MANAGEMENTS’ DISCUSSION OF FUND PERFORMANCE
Market Overview
International equity markets continued to advance over the last six months, buoyed by better-than-expected economic data in many parts of the world, including declines in inflation and interest rates in Europe and China’s recent adoption of fiscal and monetary stimulus packages.
What Impacted Performance During the Period?
In this continued risk-on environment, the Tweedy, Browne International Value Fund II — Currency Unhedged made financial progress but underperformed its benchmark index. For the six months ending September 30, 2024, the Fund produced a return of 4.48% versus 6.81% for the MSCI EAFE Index in USD.
The Fund’s North American equity holdings contributed to returns during the period, while returns in Europe and Japan were somewhat dampened by geopolitical risks and concerns around the economic impact of a resurgent Japanese yen. The Fund’s considerable weight in European equities was a particular drag on returns.
The Fund’s materials, healthcare, financial, and communication services holdings led returns, while its information technology, utility, and consumer discretionary holdings produced disappointing results, as did its smaller capitalization holdings. In terms of its industry segments, the Fund’s chemical, pharmaceutical, bank, healthcare services, and interactive media stocks were net contributors to returns, while its information technology, insurance, industrial conglomerate, and gas utility holdings disappointed.
Top Equity Performance Contributors
Contributors included Kemira, Roche Holding, Fresenius SE & Co., Kuraray, Berkshire Hathaway, Inchcape, United Overseas Bank, Alphabet, Uni-President China Holdings, and Winpak.
Top Equity Performance Detractors
Detractors included SCOR SE, Rubis SCA, Alten, Samsung Electronics, Diageo, Aalberts NV, Ionis Pharmaceuticals, Nestlé, LG Corp, and Husqvarna AB.

Performance Past Does Not Indicate Future [Text]	The preceding performance data represents past performance and is not a guarantee of future results.
Line Graph [Table Text Block]
How Has the Fund Historically Performed?
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 years of the Fund. It assumes a $10,000 initial investment at the beginning of the first year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	6 MONTH	1 YEAR	5 YEARS	10 YEARS
INTERNATIONAL VALUE FUND II - CURRENCY UNHEDGED (TBCUX)	4.48%	16.80%	5.57%	3.75%
MSCI EAFE Index (in U.S.$)	6.81%	24.77%	8.20%	5.71%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	Please visit www.tweedyfunds.com to obtain performance data that is current to the most recent month end.
Net Assets	$ 271,160,876
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 1,760,862
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$271,160,876
Total number of portfolio holdings	77
Total advisory fee paid	$1,760,862
Portfolio turnover rate as of the end of the reporting period	6%

Holdings [Text Block]
What Did the Fund Invest In?
(as of September 30, 2024)
TOP TEN HOLDINGS[1]
Berkshire Hathaway, Inc.	3.8%
Roche Holding AG	3.3%
Johnson & Johnson	3.1%
Alphabet, Inc.	3.1%
Safran SA	3.0%
FMC Corp.	2.8%
DHL Group	2.8%
Kemira Oyj	2.7%
Ionis Pharmaceuticals, Inc.	2.6%
Novartis AG	2.5%
SECTOR ALLOCATION
COUNTRY ALLOCATION
[1] Excludes short-term investments.
[2] Includes cash and money market funds.
[3] Includes Belgium, Chile, Hong Kong, Italy, Mexico and Philippines.

Largest Holdings [Text Block]
TOP TEN HOLDINGS[1]
Berkshire Hathaway, Inc.	3.8%
Roche Holding AG	3.3%
Johnson & Johnson	3.1%
Alphabet, Inc.	3.1%
Safran SA	3.0%
FMC Corp.	2.8%
DHL Group	2.8%
Kemira Oyj	2.7%
Ionis Pharmaceuticals, Inc.	2.6%
Novartis AG	2.5%
[1] Excludes short-term investments.

Material Fund Change [Text Block]	Material Fund Changes There have been no material changes to the Fund since April 1, 2024.